UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: September 30,
Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedules of Investments.

BANK AND BROKERAGE ETF

SCHEDULES OF INVESTMENTS
December 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.3%
Brazil: 3.0%
48,059	Banco Bradesco S.A. (ADR)	$834,785
24,615	Banco Santander S.A. (ADR)	178,951

		1,013,736

Canada: 17.2%
16,859	Bank of Montreal (USD)	1,033,457
25,096	Bank of Nova Scotia (USD) †	1,452,557
26,745	Royal Bank of Canada (USD)	1,612,724
19,560	Toronto-Dominion Bank (USD)	1,649,495

		5,748,233

Germany: 3.1%
23,118	Deutsche Bank AG (USD)	1,023,896

India: 0.2%
1,936	ICICI Bank Ltd. (ADR)	84,429

Japan: 5.1%
315,461	Mitsubishi UFJ Financial Group, Inc. (ADR)	1,709,799

Netherlands: 2.5%
87,354	ING Groep N.V. (ADR) *	828,989

Spain: 9.2%
141,616	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	1,334,023
211,255	Banco Santander S.A. (ADR) †	1,725,953

		3,059,976

Switzerland: 6.4%
30,438	Credit Suisse Group AG (ADR)	747,557
88,395	UBS AG (USD)	1,391,337

		2,138,894

United Kingdom: 12.4%
68,981	Barclays Plc (ADR)	1,194,751
55,506	HSBC Holdings Plc (ADR)	2,945,703

		4,140,454

United States: 38.2%
162,517	Bank of America Corp.	1,885,197
28,079	Charles Schwab Corp.	403,214
42,893	Citigroup, Inc.	1,696,847
11,323	Goldman Sachs Group, Inc.	1,444,362
56,746	JPMorgan Chase & Co.	2,495,122
35,805	Morgan Stanley	684,592
45,459	U.S. Bancorp	1,451,960
78,584	Wells Fargo & Co.	2,686,001

		12,747,295

Total Common Stocks (Cost: $31,761,750)		32,495,701

PREFERRED STOCK: 2.8%
Brazil: 2.8% (Cost: $946,279)
57,339	Itau Unibanco Holding S.A. (ADR)	943,800

MONEY MARKET FUND: 1.8% (Cost: $600,278)
600,278	Dreyfus Government Cash Management Fund	600,278

Total Investments Before Collateral for Securities Loaned: 101.9% (Cost: $33,308,307)		34,039,779

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.6% (Cost: $1,860,225)
1,860,225	Bank of New York Overnight Government Fund	1,860,225

Total Investments: 107.5% (Cost: $35,168,532)		35,900,004
Liabilities in excess of other assets: (7.5)%		(2,493,266)

NET ASSETS: 100.0%		$33,406,738

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,807,896.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Commercial Banking Institution	31.9%	$10,850,174
Diversified Banking Institution	50.6	17,219,163
Finance - Investment Banker / Broker	1.2	403,214
Life & Health Insurance	2.4	828,989
Super - Regional Banks	12.1	4,137,961
Money Market Fund	1.8	600,278

	100.0%	$34,039,779

The summary of inputs used to value the Fund’s investments as of December 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$32,495,701	$—	$—	$32,495,701
Preferred Stock*	943,800	—	—	943,800
Money Market Funds	2,460,503	—	—	2,460,503

Total	$35,900,004	$—	$—	$35,900,004

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

BIOTECH ETF

SCHEDULE OF INVESTMENTS
December 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Netherlands: 3.6%
289,001	Qiagen N.V. (USD) * †	$5,245,368

United States: 96.4%
49,605	Acorda Therapeutics, Inc. *	1,233,180
79,849	Alexion Pharmaceuticals, Inc. *	7,490,635
236,868	Amgen, Inc.	20,446,446
201,666	Ariad Pharmaceuticals, Inc. *	3,867,954
73,033	Biogen Idec, Inc. *	10,711,750
136,166	BioMarin Pharmaceutical, Inc. *	6,706,175
130,568	Celgene Corp. *	10,278,313
82,737	Cepheid, Inc. *	2,797,338
59,976	Charles River Laboratories International, Inc. *	2,247,301
81,178	Cubist Pharmaceuticals, Inc. *	3,414,347
190,624	Dendreon Corp. * †	1,006,495
212,906	Exelixis, Inc. * †	972,980
231,533	Gilead Sciences, Inc. *	17,006,099
128,362	Illumina, Inc. * †	7,135,644
143,884	Incyte Corp. * †	2,389,913
134,212	Life Technologies Corp. *	6,587,125
89,899	Medivation, Inc. *	4,599,233
101,581	Myriad Genetics, Inc. *	2,768,082
83,259	Onyx Pharmaceuticals, Inc. *	6,288,552
68,623	Pharmacyclics, Inc. *	3,973,272
41,447	Regeneron Pharmaceuticals, Inc. *	7,090,338
123,094	Seattle Genetics, Inc. * †	2,855,781
55,710	United Therapeutics Corp. *	2,976,028
161,691	Vertex Pharmaceuticals, Inc. *	6,781,320

		141,624,301

Total Common Stocks (Cost: $130,897,296)		146,869,669

MONEY MARKET FUND: 0.4% (Cost: $598,879)
598,879	Dreyfus Government Cash Management Fund	598,879

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $131,496,175)		147,468,548

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 8.5% (Cost: $12,463,501)
12,463,501	Bank of New York Overnight Government Fund	12,463,501

Total Investments: 108.9% (Cost: $143,959,676)		159,932,049
Liabilities in excess of other assets: (8.9)%		(13,010,893)

NET ASSETS: 100.0%		$146,921,156

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,135,214.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diagnostic Equipment	1.9%	$2,797,338
Diagnostic Kits	3.6	5,245,368
Medical - Biomedical / Genetics	79.5	117,259,731
Medical - Drugs	3.1	4,599,233
Therapeutics	11.5	16,967,999
Money Market Fund	0.4	598,879

	100.0%	$147,468,548

The summary of inputs used to value the Fund’s investments as of December 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$146,869,669	$—	$—	$146,869,669
Money Market Funds	13,062,380	—	—	13,062,380

Total	$159,932,049	$—	$—	$159,932,049

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS
December 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 4.1%
39,142	Progressive Waste Solutions Ltd. (USD)	$845,467

France: 10.1%
169,741	Veolia Environnement S.A. (ADR)	2,077,630

United States: 85.8%
24,226	ADA-ES, Inc. * †	408,935
59,572	Calgon Carbon Corp. *	844,731
92,311	Casella Waste Systems, Inc. *	404,322
16,152	Clean Harbors, Inc. *	888,522
46,410	Covanta Holding Corp.	854,872
53,962	Darling International, Inc. *	865,550
99,587	Fuel Tech, Inc. *	418,265
121,784	Hudson Technologies, Inc. *	443,294
35,171	Layne Christensen Co. *	853,600
203,178	Metalico, Inc. *	398,229
108,270	Newpark Resources, Inc. *	849,919
323,977	Rentech, Inc.	852,060
68,390	Republic Services, Inc.	2,005,879
18,119	Shaw Group, Inc. *	844,527
22,101	Stericycle, Inc. *	2,061,360
32,089	Tetra Tech, Inc. *	848,754
37,404	US Ecology, Inc.	880,490
25,326	Waste Connections, Inc.	855,766
59,935	Waste Management, Inc.	2,022,207

		17,601,282

Total Common Stocks (Cost: $23,679,330)		20,524,379

MONEY MARKET FUND: 0.1% (Cost: $13,428)
13,428	Dreyfus Government Cash Management Fund	13,428

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $23,692,758)		20,537,807

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.4% (Cost: $84,810)
84,810	Bank of New York Overnight Government Fund	84,810

Total Investments: 100.5% (Cost: $23,777,568)		20,622,617
Liabilities in excess of other assets: (0.5)%		(97,043)

NET ASSETS: 100.0%		$20,525,574

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $83,011.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	4.2%	$852,060
Alternative Waste Technology	8.3	1,710,281
Building & Construction	4.2	853,600
Engineering / R&D Services	4.1	844,527
Environment Consulting & Engineering	4.1	848,754
Hazardous Waste Disposal	18.7	3,830,372
Non - Hazardous Waste Disposal	34.0	6,988,513
Oil - Field Services	4.1	849,919
Pollution Control	6.2	1,270,494
Recycling	1.9	398,229
Water	10.1	2,077,630
Money Market Fund	0.1	13,428

	100.0%	$20,537,807

The summary of inputs used to value the Fund’s investments as of December 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$20,524,379	$—	$—	$20,524,379
Money Market Funds	98,238	—	—	98,238

Total	$20,622,617	$—	$—	$20,622,617

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

GAMING ETF

SCHEDULE OF INVESTMENTS
December 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 11.1%
224,353	Aristocrat Leisure Ltd. #	$741,655
173,153	Crown Ltd. #	1,934,686
328,388	Echo Entertainment Group Ltd. #	1,185,740
335,556	Tabcorp Holdings Ltd. #	1,071,512
576,254	Tatts Group Ltd. #	1,814,630

		6,748,223

China / Hong Kong: 25.2%
1,029,240	Galaxy Entertainment Group Ltd. * #	4,127,028
80,852	Melco Crown Entertainment Ltd. (ADR) * †	1,361,548
357,000	Melco International Development Ltd. #	423,846
382,000	MGM China Holdings Ltd. #	703,580
1,096,400	Sands China Ltd. #	4,901,637
837,000	SJM Holdings Ltd. #	1,975,371
664,000	Wynn Macau Ltd. * #	1,828,444

		15,321,454

Greece: 1.3%
40,695	Intralot S.A. #	103,587
97,707	OPAP S.A. #	699,795

		803,382

Ireland: 2.6%
19,057	Paddy Power Plc #	1,568,145

Italy: 0.8%
22,062	Lottomatica S.p.A. #	503,495

Japan: 3.8%
22,779	Sankyo Co. Ltd. #	905,647
81,500	Sega Sammy Holdings, Inc. #	1,378,370

		2,284,017

Malaysia: 9.2%
302,651	Berjaya Sports Toto Bhd #	441,188
1,020,238	Genting Bhd #	3,084,353
1,438,698	Genting Malaysia Bhd #	1,679,556
335,200	Multi-Purpose Holdings Bhd #	384,621

		5,589,718

New Zealand: 1.2%
232,106	Sky City Entertainment Group Ltd. #	727,665

Singapore: 5.1%
2,680,000	Genting Singapore Plc #	3,079,067

South Africa: 0.9%
46,174	Sun International Ltd.	517,011

South Korea: 2.7%
50,856	Kangwon Land, Inc. #	1,389,932
17,461	Paradise Co. Ltd. #	282,490

		1,672,422

Sweden: 0.5%
9,365	Betsson A.B. #	289,639

United Kingdom: 8.5%
283,839	Bwin.Party Digital Entertainment Plc #	516,842
160,008	IG Group Holdings Plc #	1,178,380
402,932	Ladbrokes Plc #	1,309,326
58,353	Playtech Ltd. #	404,939
312,994	William Hill Plc #	1,784,540

		5,194,027

United States: 27.1%
18,192	Bally Technologies, Inc. *	813,364
25,334	Boyd Gaming Corp. * †	168,218
27,400	Global Cash Access Holdings, Inc. *	214,816
121,648	International Game Technology	1,723,752
104,512	Las Vegas Sands Corp.	4,824,274
169,966	MGM Mirage *	1,978,404
26,645	Penn National Gaming, Inc. *	1,308,536
26,128	Pinnacle Entertainment, Inc. *	413,606
22,169	Scientific Games Corp. *	192,205
25,326	SHFL Entertainment, Inc. *	367,227
23,206	WMS Industries, Inc. *	406,105
36,325	Wynn Resorts Ltd.	4,086,199

		16,496,706

Total Common Stocks (Cost: $46,401,264)		60,794,971

MONEY MARKET FUND: 0.0% (Cost: $42,143)
42,143	Dreyfus Government Cash Management Fund	42,143

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $46,443,407)		60,837,114

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.4% (Cost: $1,434,764)
1,434,764	Bank of New York Overnight Government Fund	1,434,764

Total Investments: 102.4% (Cost: $47,878,171)		62,271,878
Liabilities in excess of other assets: (2.4)%		(1,459,887)

NET ASSETS: 100.0%		$60,811,991

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,392,251.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $42,419,706 which represents 69.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Casino Hotels	60.0%	$36,473,646
Casino Services	8.3	5,026,340
Commercial Services - Finance	0.4	214,816
Computer Software	0.7	404,939
Diversified Operations	1.3	808,467
Finance - Other Services	1.9	1,178,380
Gambling (Non-Hotel)	16.3	9,925,991
Internet Gambling	1.3	806,481
Leisure & Recreation Products	2.9	1,784,475
Lottery Services	4.7	2,862,900
Racetracks	2.1	1,308,536
Money Market Fund	0.1	42,143

	100.0%	$60,837,114

The summary of inputs used to value the Fund’s investments as of December 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$6,748,223	$—	$6,748,223
China / Hong Kong	1,361,548	13,959,906	—	15,321,454
Greece	—	803,382	—	803,382
Ireland	—	1,568,145	—	1,568,145
Italy	—	503,495	—	503,495
Japan	—	2,284,017	—	2,284,017
Malaysia	—	5,589,718	—	5,589,718
New Zealand	—	727,665	—	727,665
Singapore	—	3,079,067	—	3,079,067
South Africa	517,011	—	—	517,011
South Korea	—	1,672,422	—	1,672,422
Sweden	—	289,639	—	289,639
United Kingdom	—	5,194,027	—	5,194,027
United States	16,496,706	—	—	16,496,706
Money Market Funds	1,476,907	—	—	1,476,907

Total	$19,852,172	$42,419,706	$—	$62,271,878

During the period ended December 31, 2012, transfers of securities from Level 1 to Level 2 were $374,407. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MORNINGSTAR WIDE MOAT RESEARCH ETF

SCHEDULE OF INVESTMENTS
December 31, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Basic Materials: 9.8%
74,571	Compass Minerals International, Inc.	$5,571,199
109,202	Vulcan Materials Co.	5,683,964

		11,255,163

Communications: 10.0%
285,899	Cisco Systems, Inc.	5,617,915
152,860	John Wiley & Sons, Inc.	5,950,840

		11,568,755

Consumer, Non-cyclical: 19.9%
104,280	Express Scripts Holding Co. *	5,631,120
159,471	St Jude Medical, Inc.	5,763,282
425,931	The Western Union Co.	5,796,921
109,247	Weight Watchers International, Inc.	5,720,173

		22,911,496

Energy: 5.1%
86,059	National Oilwell Varco, Inc.	5,882,133

Financial: 20.4%
228,025	Bank of New York Mellon Corp.	5,860,242
63,100	Berkshire Hathaway, Inc. *	5,660,070
118,686	Northern Trust Corp.	5,953,290
261,159	The St. Joe Co. *	6,027,550

		23,501,152

Industrial: 10.0%
148,086	Expeditors International of Washington, Inc.	5,856,801
60,859	Martin Marietta Materials, Inc.	5,737,786

		11,594,587

Technology: 19.9%
507,974	Applied Materials, Inc.	5,811,223
275,433	Intel Corp.	5,682,183
208,174	Microsoft Corp.	5,564,491
178,538	Oracle Corp.	5,948,886

		23,006,783

Utilities: 4.9%
190,150	Exelon Corp.	5,655,061

Total Common Stocks (Cost: $114,172,811)		115,375,130

MONEY MARKET FUND: 0.5% (Cost: $641,558)
641,558	Dreyfus Government Cash Management Fund	641,558

Total Investments: 100.5% (Cost: $114,814,369)		116,016,688
Liabilities in excess of other assets: (0.5)%		(623,920)

NET ASSETS: 100.0%		$115,392,768

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of December 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$115,375,130	$—	$—	$115,375,130
Money Market Fund	641,558	—	—	641,558

Total	$116,016,688	$—	$—	$116,016,688

*	See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS
December 31, 2012 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.0%
Canada: 4.2%
115,781	Valeant Pharmaceuticals International, Inc. (USD) *	$6,920,230

Denmark: 4.6%
46,048	Novo-Nordisk A.S. (ADR)	7,515,494

France: 5.6%
194,056	Sanofi S.A. (ADR)	9,194,373

Ireland: 6.2%
201,386	Elan Corp. Plc (ADR) *	2,056,151
77,128	Shire Plc (ADR)	7,109,659
79,700	Warner Chilcott Plc (USD)	959,588

		10,125,398

Israel: 4.3%
190,774	Teva Pharmaceutical Industries Ltd. (ADR)	7,123,501

Switzerland: 7.7%
200,672	Novartis A.G. (ADR)	12,702,538

United Kingdom: 9.9%
153,985	AstraZeneca Plc (ADR)	7,278,871
206,660	GlaxoSmithKline Plc (ADR)	8,983,510

		16,262,381

United States: 57.5%
133,194	Abbott Laboratories	8,724,207
80,671	Allergan, Inc.	7,399,951
226,735	Bristol-Myers Squibb Co.	7,389,294
153,671	Eli Lilly & Co.	7,579,054
47,149	Endo Pharmaceuticals Holdings, Inc. *	1,238,604
96,738	Forest Laboratories, Inc. *	3,416,786
68,276	Hospira, Inc. *	2,132,942
233,519	Johnson & Johnson	16,369,682
256,170	Merck & Co., Inc.	10,487,600
166,723	Mylan, Inc. *	4,581,548
35,951	Perrigo Co.	3,739,983
620,403	Pfizer, Inc.	15,559,707
23,547	Salix Pharmaceuticals Ltd. *	953,183
21,789	The Medicines Co. *	522,282
51,738	Watson Pharmaceuticals, Inc. *	4,449,468

		94,544,291

Total Common Stocks (Cost: $159,463,063)		164,388,206

MONEY MARKET FUND: 3.2% (Cost: $5,234,741)
5,234,741	Dreyfus Government Cash Management Fund	5,234,741

Total Investments: 103.2% (Cost: $164,697,804)		169,622,947
Liabilities in excess of other assets: (3.2)%		(5,237,802)

NET ASSETS: 100.0%		$164,385,145

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value

Medical - Biomedical / Genetics	0.3%	$522,282
Medical - Drugs	83.0	140,878,894
Medical - Generic Drugs	11.7	19,894,500
Medical Products	1.3	2,132,942
Therapeutics	0.6	959,588
Money Market Fund	3.1	5,234,741

	100.0%	$169,622,947

The summary of inputs used to value the Fund’s investments as of December 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$164,388,206	$—	$—	$164,388,206
Money Market Fund	5,234,741	—	—	5,234,741

Total	$169,622,947	$—	$—	$169,622,947

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

RETAIL ETF

SCHEDULE OF INVESTMENTS
December 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
United States: 100.0%
11,851	Amazon.com, Inc. *	$2,976,260
17,091	AmerisourceBergen Corp.	737,989
2,594	AutoZone, Inc. *	919,391
16,300	Bed Bath & Beyond, Inc. *	911,333
19,582	Best Buy Co., Inc.	232,047
24,413	Cardinal Health, Inc.	1,005,327
17,383	Costco Wholesale Corp.	1,716,919
40,772	CVS Caremark Corp.	1,971,326
17,593	Dollar General Corp. *	775,675
48,410	Home Depot, Inc.	2,994,158
10,127	JC Penney Co., Inc. †	199,603
14,671	Kohl’s Corp.	630,560
35,729	Kroger Co.	929,669
48,908	Lowe’s Cos., Inc.	1,737,212
17,759	Ltd Brands, Inc.	835,739
28,980	Macy’s, Inc.	1,130,800
15,712	McKesson Corp.	1,523,436
48,912	Staples, Inc.	557,597
43,095	Sysco Corp.	1,364,388
28,058	Target Corp.	1,660,192
24,604	The Gap, Inc.	763,708
35,912	TJX Cos., Inc.	1,524,464
41,689	Walgreen Co.	1,542,910
56,889	Wal-Mart Stores, Inc.	3,881,536
13,466	Whole Foods Market, Inc.	1,229,850

Total Common Stocks
(Cost: $34,943,251)		33,752,089

MONEY MARKET FUND: 0.1%
(Cost: $38,687)
38,687	Dreyfus Government Cash Management Fund	38,687

Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $34,981,938)		33,790,776

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.6%
(Cost: $187,183)
187,183	Bank of New York Overnight Government Fund	187,183

Total Investments: 100.7%
(Cost: $35,169,121)		33,977,959
Liabilities in excess of other assets: (0.7)%		(222,085)

NET ASSETS: 100.0%		$33,755,874

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $182,491.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

E-Commerce / Products	8.8%	$2,976,260
Food - Retail	6.4	2,159,519
Food - Wholesale / Distribution	4.0	1,364,388
Medical - Wholesale Drug Distributors	9.7	3,266,752
Retail - Apparel / Shoes	4.7	1,599,447
Retail - Auto Parts	2.7	919,391
Retail - Bedding	2.7	911,333
Retail - Building Products	14.0	4,731,370
Retail - Consumer Electronics	0.7	232,047
Retail - Discount	23.8	8,034,322
Retail - Drug Store	10.4	3,514,236
Retail - Major Department Store	5.1	1,724,067
Retail - Office Supplies	1.7	557,597
Retail - Regional Department Store	5.2	1,761,360
Money Market Fund	0.1	38,687

	100.0%	$33,790,776

The summary of inputs used to value the Fund’s investments as of December 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$33,752,089	$—	$—	$33,752,089
Money Market Funds	225,870	—	—	225,870

Total	$33,977,959	$—	$—	$33,977,959

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS
December 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Bermuda: 1.2%
472,394	Marvell Technology Group Ltd. (USD)	$3,429,580

Netherlands: 5.1%
232,510	ASML Holding N.V. (USD) †	14,975,969

Singapore: 2.7%
251,114	Avago Technologies Ltd. (USD)	7,950,269

Taiwan: 14.7%
2,524,647	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	43,322,943

United Kingdom: 4.6%
360,781	ARM Holdings Plc (ADR)	13,648,345

United States: 71.7%
651,633	Advanced Micro Devices, Inc. * †	1,563,919
345,193	Altera Corp.	11,888,447
318,046	Analog Devices, Inc.	13,377,015
1,195,550	Applied Materials, Inc.	13,677,092
449,746	Atmel Corp. *	2,945,836
429,000	Broadcom Corp.	14,247,090
121,458	Cree, Inc. * †	4,127,143
2,673,967	Intel Corp.	55,163,939
179,305	KLA-Tencor Corp.	8,563,607
182,656	Lam Research Corp. *	6,599,361
226,740	Linear Technology Corp.	7,777,182
310,838	Maxim Integrated Products, Inc.	9,138,637
203,264	Microchip Technology, Inc. †	6,624,374
1,062,841	Micron Technology, Inc. *	6,749,040
639,199	NVIDIA Corp.	7,855,756
477,895	ON Semiconductor Corp. *	3,369,160
207,153	Skyworks Solutions, Inc. *	4,205,206
200,257	Teradyne, Inc. *	3,382,341
627,385	Texas Instruments, Inc.	19,411,292
280,961	Xilinx, Inc.	10,086,500

		210,752,937

Total Common Stocks
(Cost: $307,050,590)		294,080,043

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.8%
(Cost: $19,968,647)
19,968,647	Bank of New York Overnight Government Fund	19,968,647

Total Investments: 106.8%
(Cost: $327,019,237)		314,048,690
Liabilities in excess of other assets: (6.8)%		(19,892,784)

NET ASSETS: 100.0%		$294,155,906

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $19,400,266.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Electronic Component - Semiconductors	56.8%	$166,890,480
Semiconductor Component - Integrated Circuits	27.2	79,991,193
Semiconductor Equipment	16.0	47,198,370

	100.0%	$294,080,043

The summary of inputs used to value the Fund’s investments as of December 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$294,080,043	$—	$—	$294,080,043
Money Market Fund	19,968,647	—	—	19,968,647

Total	$314,048,690	$—	$—	$314,048,690

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2012 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfer between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, a table that reconciles the valuation of the Fund’s Level 3 investments that summarizes the valuation techniques and describes unobservable inputs into those Level 3 investments, if applicable, is located in the Schedules of Investments.

Income Taxes–As of December 31, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Bank and Brokerage ETF	$35,168,765	$841,862	$(110,623)	$731,239
Biotech ETF	143,959,764	17,519,053	(1,546,768)	15,972,285
Environmental Services ETF	23,854,194	1,827,551	(5,059,128)	(3,231,577)
Gaming ETF	48,970,710	17,670,558	(4,369,390)	13,301,168
Morningstar Wide Moat Research ETF	114,814,369	3,593,730	(2,391,411)	1,202,319
Pharmaceutical ETF	164,703,549	9,351,650	(4,432,252)	4,919,398
Retail ETF	35,169,121	26,432	(1,217,594)	(1,191,162)
Semiconductor ETF	327,019,237	9,605,268	(22,575,815)	(12,970,547)

Subsequent Event Review— Effective February 1, 2013, the name of the Morningstar Wide Moat Research ETF changed its name to Wide Moat ETF.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: February 27, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: February 27, 2013